Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current Assets
Cash and cash equivalents	$ 152,942	$ 145,692
Short-term investments	31,949	57,631
Trade and other receivables	2,202	1,806
Inventories	7,395	8,343
Due from related parties	590	88
Income tax receivable	71	582
Prepaids and deposits	6,749	4,906
Total current assets	201,898	219,048
Non-current Assets
Long-term prepaids and deposits	1,634	871
Reclamation deposits	4,409	6,981
Other investments	46,254	15,540
Investment in associates	49,426	50,695
Investment properties	463
Plant and equipment	79,898	80,059
Mineral rights and properties	318,833	303,426
Deferred income tax assets		179
TOTAL ASSETS	702,815	676,799
Current Liabilities
Accounts payable and accrued liabilities	41,797	36,737
Current portion of lease obligation	213	269
Deposits received	4,223	4,090
Income tax payable	921	144
Total current liabilities	47,154	41,240
Non-current Liabilities
Long-term portion of lease obligation	1,102	314
Deferred income tax liabilities	51,108	48,096
Environmental rehabilitation	6,442	7,318
Total Liabilities	105,806	96,968
Equity
Share capital	258,400	255,684
Equity reserves	(12,908)	3,484
Retained earnings	261,763	229,885
Total equity attributable to the equity holders of the Company	507,255	489,053
Non-controlling interests	89,754	90,778
Total Equity	597,009	579,831
TOTAL LIABILITIES AND EQUITY	$ 702,815	$ 676,799